EQUITY - Preferred stock and Common stock (Details)		12 Months Ended
	Feb. 06, 2025 shares	Dec. 31, 2024 USD ($) Vote $ / shares shares	Mar. 31, 2025 Vote $ / shares shares	Dec. 06, 2024 shares	Dec. 31, 2023 $ / shares shares
EQUITY
Preferred stock, shares authorized (in shares)		5,000,000	5,000,000		5,000,000
Preferred stock, par value (in dollars per share) | $ / shares		$ 0.0001	$ 0.0001		$ 0.0001
Preferred stock, shares issued (in shares)		0	0		0
Preferred stock, shares outstanding (in shares)		0	0		0
Common stock, shares authorized (in shares)		70,000,000	245,000,000		70,000,000
Common stock, par value (in dollars per share) | $ / shares		$ 0.0001	$ 0.0001		$ 0.0001
Sale of common stock (Shares)	125,000
Common stock, shares issued (in shares)		13,165,152	14,125,152		6,421,829
Common stock, shares outstanding (in shares)		12,990,794	13,950,794	13,165,152	6,421,829
Number of votes | Vote		1	1
Equity purchase facility
EQUITY
Common stock, shares authorized (in shares)				250,000,000
Advisory agreement
EQUITY
Sale of common stock (Shares)		575,000
Sale of stock | $		$ 5,681,000
Price Per Share | $ / shares		$ 9.88
Founder shares | Equity purchase facility
EQUITY
Sale of common stock (Shares)		550,000
Sale of stock | $		$ 5,181,000
Price Per Share | $ / shares		$ 9.42
Roth CH Acquisition V Co | Founder shares
EQUITY
Sale of common stock (Shares)		167,234
Sale of stock | $		$ 788,900
Price Per Share | $ / shares		$ 4.72